Business combination - Assets and Liabilities Assumed at Fair Value (Details) - Baffin Inc. $ in Millions	Nov. 01, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Trade receivables	$ 12.2
Inventories	15.9
Other current assets	0.3
Property, plant and equipment	2.5
Intangible assets
Brand	2.5
Technology	2.2
Goodwill	7.8
Accounts payable and accrued liabilities	(8.3)
Total assets acquired, net of liabilities assumed	$ 35.1